Related party transactions	12 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions
21. Related party transactions

Transactions between the group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

(a) Subsidiaries
Transactions between the company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in note 22.

(b) Associates and joint ventures
Sales and purchases to and from associates and joint ventures are principally in respect of premium drinks products but also include the provision of management services.
Transactions and balances with associates and joint ventures are set out in the table below:

	2022 £ million	2021 £ million	2020 £ million
Income statement items
Sales	11	8	9
Purchases	31	23	29
Balance sheet items
Group payables	2	5	2
Group receivables	2	1	1
Loans payable	—	9	6
Loans receivable	175	108	82
Cash flow items
Loans and equity contributions, net	66	38	47

Other disclosures in respect of associates and joint ventures are included in note 6.
(c) Key management personnel
The key management of the group comprises the Executive and Non-Executive Directors, the members of the Executive Committee and the Company Secretary. They are listed under ‘Board of Directors and Company Secretary’ and ‘Executive Committee’.

	2022 £ million	2021 £ million	2020 £ million
Salaries and short-term employee benefits	10	9	10
Annual incentive plan	13	13	—
Non-Executive Directors’ fees	1	1	1
Share-based payments(1)	19	12	(11)
Post employment benefits	2	1	2
Termination benefits	—	2	2
	45	38	4
(1)    Time-apportioned fair value of unvested options and share awards.

Non-Executive Directors do not receive share-based payments or post employment benefits.
There were no transactions with these related parties during the year ended 30 June 2022 on terms other than those that prevail in arm’s length transactions.
(d) Pension plans
The Diageo pension plans are recharged with the cost of administration services provided by the group to the pension plans and with professional fees paid by the group on behalf of the pension plans. The total amount recharged for the year was £0.1 million (2021 – £0.1 million; 2020 – £0.1 million).
(e) Directors’ remuneration

	2022 £ million	2021 £ million	2020 £ million
Salaries and short-term employee benefits	3	2	2
Annual incentive plan	4	4	—
Non-Executive Directors' fees	1	1	1
Share option exercises(1)	4	—	—
Shares vesting(1)	3	1	11
Post employment benefits	—	—	1
	15	8	15
(1) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.